STOCKHOLDERS' EQUITY (Warrants to Purchase Common Stock) (Details) (USD $)				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 07, 2014	Dec. 31, 2013	Sep. 30, 2014 Warrant 1	Dec. 31, 2013 Warrant 1	Sep. 30, 2014 Warrant 2	Dec. 31, 2013 Warrant 2	Sep. 30, 2014 Warrant 3	Dec. 31, 2013 Warrant 3	Sep. 30, 2014 Warrant 4	Dec. 31, 2013 Warrant 4	Sep. 30, 2014 Warrant 5	Dec. 31, 2013 Warrant 5	Sep. 30, 2014 Warrant 6	Dec. 31, 2013 Warrant 6	Sep. 30, 2014 Warrant 7	Dec. 31, 2013 Warrant 7	Sep. 30, 2014 Warrant 8	Dec. 31, 2013 Warrant 8	Sep. 30, 2014 Warrant 9	Dec. 31, 2013 Warrant 9	Sep. 30, 2014 Warrant 10	Dec. 31, 2013 Warrant 10	Sep. 30, 2014 Warrant 11	Dec. 31, 2013 Warrant 11	Sep. 30, 2014 Warrant 12	Dec. 31, 2013 Warrant 12	Sep. 30, 2014 Warrant 13	Dec. 31, 2013 Warrant 13	Sep. 30, 2014 Warrant 14	Dec. 31, 2013 Warrant 14	Sep. 30, 2014 Warrant 15	Dec. 31, 2013 Warrant 15	Sep. 30, 2014 Warrant 16	Dec. 31, 2013 Warrant 16	Sep. 30, 2014 Warrant 17	Dec. 31, 2013 Warrant 17	Sep. 30, 2014 Warrant 18	Dec. 31, 2013 Warrant 18	Dec. 31, 2013 Warrant 19	Dec. 31, 2013 Warrant 20
Stockholders Equity [Line Items]
Number of Shares To be Purchased	41,203,791		26,437,617	1,750,000	397,825	1,600,000	1,750,000	1,333,333	1,600,000	490,000	1,333,333	196,000	490,000	163,333	196,000	500,000	163,333	200,000	625,000	166,667	250,000	700,000	208,334	1,540,000	500,000	1,416,666	166,667	240,125	5,000,000	1,166,667	2,200,000	4,392,000	1,833,333	3,725,000	240,125	20,400,000	1,166,667	1,224,000	4,392,000	3,725,000	200,000
Warrant Exercise Price per Share		$ 0.50		$ 0.1000	$ 0.0362	$ 0.1250	$ 0.10	$ 0.1500	$ 0.125	$ 0.1000	$ 0.15	$ 0.1250	$ 0.10	$ 0.1500	$ 0.125	$ 0.1000	$ 0.15	$ 0.1250	$ 0.10	$ 0.1500	$ 0.125	$ 0.1000	$ 0.15	$ 0.1250	$ 0.10	$ 0.1500	$ 0.15	$ 1.2500	$ 0.10	$ 0.1750	$ 0.125	$ 0.1500	$ 0.15	$ 0.1250	$ 1.25	$ 0.3125	$ 0.175	$ 0.3000	$ 0.150	$ 0.126	$ 0.125
Warrant Expiration Date				August 16, 2015	September 30, 2014	August 16, 2015	August 16, 2015	August 16, 2015	August 16, 2015	October 22, 2015	August 16, 2015	October 22, 2015	October 22, 2015	October 22, 2015	October 22, 2015	November 19, 2015	October 22, 2015	November 19, 2015	November 2, 2015	November 19, 2015	November 2, 2015	February 15, 2016	November 2, 2015	February 15, 2016	November 19, 2015	February 15, 2016	November 19, 2015	October 24, 2016	February 15, 2016	February 10, 2017	February 15, 2016	June 21, 2018	February 15, 2016	September 30, 2018	October 24, 2016	March 11, 2019	February 15, 2017	March 11, 2019	June 21, 2018	September 30, 2018	November 19, 2015